Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation and Significant Accounting Policies

The unaudited financial statements included herein are presented on a condensed consolidated basis and have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. The financial statements reflect all adjustments that are, in the opinion of management, necessary to fairly state such information. All such adjustments are of a normal recurring nature. Although the Company believes that the disclosures are adequate to make the information presented not misleading, certain information and footnote disclosures, including a description of significant accounting policies normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America, have been condensed or omitted pursuant to such rules and regulations.

The year-end balance sheet data were derived from audited consolidated financial statements but do not include all disclosures required by accounting principles generally accepted in the United States of America.

These financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company’s 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission. The results of operations for interim periods are not necessarily indicative of the results for any subsequent quarter or the entire fiscal year ending December 31, 2013.

Basis of Presentation and Consolidation

The Company’s financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current period presentation with no impact to net loss.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Loss Per Share

We compute basic and diluted net loss per common share using the weighted-average number of shares of common stock outstanding during the period. During periods of net losses, shares associated with outstanding stock options, stock warrants, convertible preferred stock, and convertible debt are not included because the inclusion would be anti-dilutive. The total numbers of such shares excluded from the calculation of diluted net loss per common share were 28,207,642 for the nine months ended September 30, 2013, and 19,164,126 for the nine months ended September 30, 2012.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses.

The common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2012	2011
Options	7,866,953	6,275,555
Warrants	9,242,701	13,650,844
Contingent consideration	20,309,723	—
Convertible notes	2,078,393	—
Series A Preferred Stock	—	32,554
Series B Preferred Stock	—	21,928
Series D Preferred Stock	—	7,460,339
	39,497,770	27,441,220

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the net tangible and intangible assets acquired in business combinations. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. The Company will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the fair value of the Company below its carrying value.

Indefinite lived intangible assets consist of in-process research and development (IPR&D) acquired in the acquisition of Aldagen. The acquired IPR&D consists of specific cell populations (that are related to a specific indication) and the use of the cell populations in treating particular medical conditions. The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Identifiable intangible assets with finite lives consist of trademarks, technology (including patents), and customer relationships acquired in business combinations. These intangibles are amortized using the straight-line method over their estimated useful lives. The Company reviews its finite-lived intangible assets for potential impairment when circumstances indicate that the carrying amount of assets may not be recoverable.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Business Combinations Policy [Policy Text Block]
Business Combinations

The Company accounts for business combinations using the acquisition method. Under this method the Company allocates the purchase price to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition, including intangible assets that arise from contractual or other legal rights or are separable (i.e. capable of being sold, transferred, licensed, rented, or exchanged separately from the entity). Determination of fair value is based on certain estimates and assumptions regarding such things as forecasted future revenues and expenses, customer attrition, prevailing royalty rates, required rates of return, etc. The purchase price in excess of the fair value of the net assets and liabilities is recorded as goodwill. See further discussion regarding the accounting for the Aldagen, Inc. (hereinafter defined) acquistion in Note 3.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Risk

Approximately $40,000 and $991,000 held in financial institutions was in excess of FDIC insurance at December 31, 2012 and 2011, respectively. Approximately $1,754,000 and $503,000 held in money market accounts at brokerage firms was in excess of Securities Investor Protection Corporation (“SIPC”) at December 31, 2012 and 2011, respectively. The amount not covered by SIPC is insured by the Company’s brokerage firm through additional “excess of SIPC” coverage from third party insurers. These third party insurers would cover losses in the event of the financial failure and liquidation of the financial institution that holds the Company’s institutional money market investments, however they do not insure against losses due to market fluctuations. The Company currently has two commercially marketed products, both using PRP technology, that are presently marketed. Significant changes in technology could lead to new products or services that compete with the product offered by the Company. These changes could materially affect the price of the Company’s product or render it obsolete. The Company outsources manufacturing for all the components of its offerings.
Company utilizes single suppliers for several components of the Angel® and AutoloGel TM product lines. We outsource the manufacturing of various products, including component parts, composing the Angel® line to contract manufacturers. While we believe these manufacturers to be of sufficient competency, quality, reliability, and stability, there is no assurance that one or more of them will not experience an interruption or inability to provide us with the products needed to satisfy customer demand. Additionally, while most of the components of AutoloGel TM are generally readily available on the open market, a reagent, bovine thrombin, is available exclusively through Pfizer, with whom the Company has an established vendor relationship.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

At December 31, 2012, the Company had dedicated approximately $1,524,000 of its cash balance for use in conjunction with the ALD-401 Phase 2 clinical trial and related matters, pursuant to provisions in the Aldagen acquisition agreements.

AccountsReceivablePolicyTextBlock [Policy Text Block]
Accounts Receivable

Cytomedix generates accounts receivable from the sale of its products. Cytomedix provides for a reserve against receivables for estimated losses that may result from a customer’s inability or unwillingness to pay. The allowance for doubtful accounts is estimated primarily based upon historical write-off percentages, known problem accounts, and current economic conditions. Accounts are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected. At December 31, 2012 and 2011 the Company maintained an allowance for doubtful accounts of $43,000 and $38,000, respectively.

Inventory, Policy [Policy Text Block]
Inventory

The Company’s inventory is produced by third party manufacturers and consists primarily of finished goods. Inventory cost is determined on a first-in, first-out basis and is stated at the lower of cost or net realizable value. The Company’s primary product is the Angel® Processing set which has a shelf life of three years. The Company also maintains an inventory of kits, reagents, and other disposables that have shelf lives that generally range from ten months to five years. Expired products are segregated and used for demonstration purposes only; the Company writes off expired inventory through cost of sales.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and is depreciated, using the straight-line method, over its estimated useful life ranging from three to five years for all assets except for furniture, lab, and manufacturing equipment which is depreciated over seven and ten years, respectively. Maintenance and repairs are charged to operations as incurred. When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in other income (expense).

Centrifuges may be sold, leased, or placed at no charge with customers. Depreciation expense for centrifuges that are available for sale, leased, or placed at no charge with customers are charged to cost of sales. Depreciation expense for centrifuges used for sales and marketing and other internal purposes are charged to operations. When the centrifuges are sold the net book value is charged to cost of sales.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

The Company is required to perform a review for impairment of goodwill in accordance with FASB ASC 350, Intangibles — Goodwill and Other . Goodwill is considered to be impaired if it is determined that the carrying value of the Company exceeds its fair value. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. In addition to the annual review, an interim review is required if an event occurs or circumstances change that would more likely than not reduce the fair value of the Company below its carrying amount. Examples of such events or circumstances include:

•	a significant adverse change in legal factors or in the business climate;
•	a significant decline in Cytomedix’s stock price or the stock price of comparable companies;
•	a significant decline in the Company’s projected revenue or cash flows;
•	an adverse action or assessment by a regulator;
•	unanticipated competition;
•	a loss of key personnel;
•	a more-likely-than-not expectation that the Company will be sold or otherwise disposed of;
•	a substantial doubt about the Company’s ability to continue as a going concern.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

The Company capitalizes the costs of purchased patents, trademarks, customer, and technology related intangibles.
Indefinite lived intangible assets consist of in-process research and development (IPR&D) acquired in the acquisition of Aldagen. The acquired IPR&D consists of specific cell populations (that are related to a specific indication) and the use of the cell populations in treating particular medical conditions. The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis as of October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Identifiable intangible assets with finite lives consist of trademarks, technology (including patents), and customer relationships acquired in business combinations. These intangibles are amortized using the straight-line method over their estimated useful lives. The Company reviews its finite-lived intangible assets for potential impairment when circumstances indicate that the carrying amount of assets may not be recoverable, and at least on an annual basis as of October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Income Tax, Policy [Policy Text Block]
Income (Loss) Per Share

Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses.

The common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2012	2011
Options	7,866,953	6,275,555
Warrants	9,242,701	13,650,844
Contingent consideration	20,309,723	—
Convertible notes	2,078,393	—
Series A Preferred Stock	—	32,554
Series B Preferred Stock	—	21,928
Series D Preferred Stock	—	7,460,339
	39,497,770	27,441,220

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition . ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Sales of products

The Company provides for the sale of its products, including disposable processing sets and supplies to customers. Revenue from sales products is recognized upon shipment of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have not been material.

Usage or leasing of blood separation equipment

As a result of the acquisition of the Angel® business in 2010, the Company acquired various multiple element revenue arrangements that combine the (i) usage or leasing of blood separation processing equipment, (ii) maintenance of processing equipment, and (iii) purchase of disposable processing sets and supplies. Under these arrangements, the total arrangement consideration is allocated to the various elements based on their relative estimated selling prices. The usage of the blood separation processing equipment is accounted for as an operating lease; since customer payments are contingent upon the customer ordering new products, rental income is recorded following the contingent rental method when rental income is earned and collectability is reasonably assured. The sale of disposable processing sets and supplies and maintenance are deemed a combined unit of accounting; since (a) any consideration for disposable processing sets and supplies and maintenance is contingent upon the customer ordering additional disposable processing sets and supplies and (b) both the disposable products and maintenance services are provided over the same term, the Company recognizes revenue for this combined unit of accounting following the contingent revenue method at the time disposable products are delivered based on prices contained in the agreement. Rental income is currently less than 10% of total revenue and the Company therefore does not make separate disclosure in the statement of operations.

Percentage-based fees on licensee sales of covered products are generally recorded as products are sold by licensees and are reflected as “Royalties” in the Consolidated Statements of Operations.

Direct costs associated with product sales and royalty revenues are recorded at the time that revenue is recognized.

Option Agreement with a global pharmaceutical company

In October 2011, the Company entered into an option agreement with a top 20 global pharmaceutical company granting the potential partner an exclusive option period through June 30, 2012 regarding U.S. supply and distribution of the AutoloGel System. In exchange for this period of exclusivity, we have received non-refundable fees totaling $4.5 million. The revenue for these non-refundable fees is recognized, on a straight-line basis, over the exclusive option period based on the relative selling price, with the remaining balance recognized at the expiration of the option period. In August 2012, the parties agreed to the early termination of the August 30, 2012 exclusivity period and ceased further negotiations concerning a distribution agreement; accordingly, all fees have been recognized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company, from time to time, may issue stock options or stock awards to employees, directors, consultants, and other service providers under its Long-Term Incentive Plan (“LTIP”) (see Note 17). In some cases, it has issued compensatory warrants to service providers outside the LTIP (see Note 17).

All equity-based compensation is estimated on the date of grant using the Black-Scholes-Merton option-pricing formula. The weighted-average assumptions used in the model are summarized in the following table:

	2012	2011
Risk free rate	0.63%	1.03%
Expected years until exercise	5.2	5.0
Expected stock volatility	129%	141%
Dividend yield	—	—

For stock options, expected volatilities are based on historical volatility of the Company’s stock. Due to the Company’s short operating history, it uses peer company data to estimate option exercise and employee termination within the valuation model. The expected years until exercise represents the period of time that options are expected to be outstanding and was estimated by using peer company information. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimated that the dividend rate on its common stock will be zero.

The fair value of stock options or compensatory warrants issued to service providers utilizes the same methodology with the exception of the expected term. For these awards to non-employees, the Company estimates that the options or warrants will be held for the full term.

Stock-based compensation for awards granted to non-employees is periodically remeasured as the underlying options and warrants vest. The Company recognizes an expense for such awards throughout the performance period as the services are provided by the non-employees, based on the fair value of these options and warrants at each reporting period.

The Company estimates the fair value of stock awards based on the closing market value of the Company’s stock on the date of grant.

DefinedContributionPlanPolicyTextBlock [Policy Text Block]
Defined Contribution Plans

The Company sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code covering substantially all full-time U.S. employees. Employee contributions are voluntary and are determined on an individual basis subject to the maximum allowable under federal tax regulations. Participants are always fully vested in their contributions. Beginning in 2007, the Company modified its plan and began making employer matching contributions, which also vest immediately. This plan is designated as a “Safe Harbor” plan. During 2012 and 2011, the Company contributed approximately $126,000 and $54,000 in cash to the plan.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The balance sheets include various financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;
•
Level 2, defined as observable inputs other than Level I prices such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

The Company accounts for derivative instruments under ASC 815, Accounting for Derivative Instruments and Hedging Activities , as amended and interpreted. ASC 815 requires that we recognize all derivatives on the balance sheet at fair value. Certain warrants issued in 2009 and prior years meet the definition of derivative liabilities. In October 2010, we executed an equity-linked transaction in which detachable stock purchase warrants were sold; the warrants are accounted for as a derivative liability. In July and November 2011, we issued convertible notes that contained embedded conversion options; the embedded conversion options are accounted for as a derivative liability. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model. This model determines fair value by requiring the use of estimates that include the contractual term, expected volatility of the Company’s stock price, expected dividends and the risk-free interest rate. Changes in fair value are classified in “other income (expense)” in the consolidated statement of operations.
Additional information regarding fair value is disclosed in Note 4.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

ASU No. 2011-08, “Intangibles — Goodwill and Other (Topic 350) — Testing Goodwill for Impairment.” The amendments in this update are intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. ASU 2011-08 became effective for the Company on January 1, 2012 and did not have a significant impact on the Company’s financial statements.

ASU No. 2012-02, “Intangibles — Goodwill and Other (Topic 350) — Testing Indefinite-Lived Intangible Assets for Impairment.” The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles — Goodwill and Other — General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this Update apply to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company is currently evaluating the impact, if any, that the adoption of this amendment will have on its financial statements.

ASU 2011-05,” Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05).” The objective of this Update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 was adopted by the Company in the first quarter of 2012. The Company does not have any components of other comprehensive income other than net loss. The adoption of ASU 2011-05 did not affect the Company’s consolidated results of operations, financial position, or liquidity.